Analysis of Group statement of financial position by segment - Accruals, deferred income and other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Analysis of Group statement of financial position by segment
Accruals and deferred income	£ 1,233	£ 1,150
Other creditors	7,289	6,788
Creditors arising from direct insurance and reinsurance operations	2,296	2,520
Interest payable	100	90
Funds withheld under reinsurance of the REALIC business	2,664	2,851
Other items	603	426
Total accruals, deferred income and other liabilities	£ 14,185	£ 13,825